CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents	The company’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2022	2021
Cash	$433	$405
Cash subject to restriction(1)	207	115
Short-term deposits	2	5
	$642	$525